Godfrey & Kahn, S.C.
                   Attorneys at Law
                780 North Water Street
              Milwaukee, Wisconsin 53202
                 Phone: (414) 273-3500
                  Fax: (414) 273-5198



                     March 3, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  Frontegra Funds, Inc.
          Registration Nos. 333-7305;  811-7685

Ladies and Gentlemen:

     On behalf of Frontegra Funds, Inc. (the "Company"), in lieu of filing the Company's current statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities
Act"), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the statement of additional information which was contained in the most recent amendment to the Fund's Registration Statement (i.e.,
Post-Effective Amendment No. 6 to the Fund's
Registration Statement on Form N-1A). If you have any questions regarding this letter, please do not hesitate to call Carol Gehl or me.

                              Very truly yours,

                              Godfrey & Kahn, S.C.

                              /s/  Ellen R. Drought

                              Ellen R. Drought

ERD:pkh
cc:  Keith O'Connell
     David L. Heald
     Keith W. Bruch
     Paul J. Schmanski
     Amy Nytes
     Carol A. Gehl

MW1-158773-